SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - Financial assets available-for-sale, category [member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 7,892
Deposit withdraw	5,837
Investment income	163
Gains (losses) on available-for-sale financial assets	330
Financial assets, at fair value	14,222
Cash Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Deposit withdraw	6,368
Investment income	163
Gains (losses) on available-for-sale financial assets
Financial assets, at fair value	6,531
Fixed Incomes [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	6,997
Deposit withdraw	277
Investment income
Gains (losses) on available-for-sale financial assets	323
Financial assets, at fair value	7,597
Fixed Income Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	840
Deposit withdraw	(847)
Investment income
Gains (losses) on available-for-sale financial assets	7
Financial assets, at fair value
Investment Certificate [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	55
Deposit withdraw	39
Investment income
Gains (losses) on available-for-sale financial assets
Financial assets, at fair value	$ 94